Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Significant accounting policies

3.Significant accounting policies

i)	Significant accounting policies

Basis of consolidation

The consolidated financial statements of the Company include the accounts of VIQ and the consolidated accounts of all of its wholly owned subsidiaries including (i) the operations of VIQ Solutions, Inc.; (ii) the operations of Dataworxs Systems Limited and its wholly owned subsidiary Dataworxs Australia Pty Ltd. (collectively, “Dataworxs”); (iii) the operations of VIQ Australia Pty. Limited and its wholly-owned subsidiaries VIQ Solutions Pty. Ltd. , VIQ Solutions Australia PTY Ltd, VIQ Pty Ltd and VIQ Australia Services Pty Ltd. (collectively, “VIQ Australia Pty Limited”), (iv) the operations of VIQ Services Inc. and its wholly owned subsidiaries, Net Transcripts, Inc., Transcription Express, Inc., HomeTech, Inc., VIQ Media Transcription Inc. (“VIQ Media”), and wordZXpressed, Inc., and (v) the operations of VIQ Solutions (UK) Limited, and its wholly owned subsidiary VIQ Services (UK) Limited and The Transcription Agency LLP (“TTA”).

Subsidiaries are entities controlled by the Company where control is defined as the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date control ceases. All intercompany balances, transactions, income and expenses have been eliminated on consolidation.

Inventories

Inventories of finished goods and raw materials and supplies are valued at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less any applicable selling expenses. Cost is determined on a weighted average basis. Reversals of previous write-downs to net realizable value are recognized when there is a subsequent increase in the value of inventories.

Restricted cash

Restricted cash is recorded at fair value. Changes to fair value are recorded in the consolidated statements of loss and comprehensive loss in the period incurred. Restricted cash is required to satisfy operating lease and customer contractual requirements.

Property and equipment

Property and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. Rates and basis of depreciation applied to write off the cost of property and equipment to their residual values over their estimated useful lives are as follows:

Furniture and fixtures	10-13 years
Computer , software and transcription in equipment	3-4 years
Leasehold improvements	Over the term of the lease

An asset’s residual value, useful life and depreciation method are reviewed, and adjusted prospectively if appropriate, on an annual basis. Repairs and maintenance costs are charged to the consolidated statements of loss and comprehensive loss during the period which they are incurred. Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset and are included as part of selling and administrative expenses in the consolidated statements of loss and comprehensive loss.

Intangible assets

Intangible assets with finite lives that are acquired separately are measured on initial recognition at fair value, which comprises the purchase price plus any directly attributable costs of preparing the asset for its intended use.

The Company’s acquired intangible assets consist of customer relationships, acquired technology, non-compete agreements and brands acquired in business combinations. These intangible assets are recorded at their fair value at the respective acquisition date. The Company uses the income approach as a valuation technique that calculates the fair value of an intangible asset based on the present value of future cash flows that the asset can be expected to generate over its remaining useful life. The discounted cash flow (“DCF”) is the methodology used, which is a form of the income approach that begins with a forecast of the annual cash flows a market participant would expect the subject intangible asset to generate over a discrete projection period. The future cash flows for each of the years in the discrete projection period are then converted to their present value equivalent using a rate of return appropriate for the risk of achieving the intangible assets’ projected cash flows, again, from a market participant perspective. The Company relies on the relief-from-royalty method to value the acquired technology and brand and the Multi-Period Excess Earnings Method (“MEEM”) to value customer relationship assets. After initial recognition, intangible assets are measured at cost less accumulated amortization and impairment losses.

The estimated useful lives at acquisition date for the Company’s classes of intangible assets are as follows:

Acquired technology	5 years
Customer relationships	4.8 – 13 years
Brands	1 – 2 years
Non-compete agreements	Term of agreement

The estimated useful life and amortization methods are reviewed annually, with the effect of any change in estimate being accounted for on a prospective basis. These assets are subject to an impairment test as described below. The Company’s internally generated intangible assets consist of developed technologies. The Company incurs costs associated with the design and development of new products. Expenditures during the research phase are expensed as incurred. Expenditures during the development phase are capitalized if the Company can demonstrate each of the following criteria: (i) the technical feasibility of completing the intangible asset so that it will be available for use or sale, (ii) its intention to complete the intangible asset and use or sell it, (iii) its ability to use or sell the intangible asset, (iv) how the intangible asset will generate probable future economic benefits, (v) the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset, and (vi) its ability to measure reliably the expenditure attributable to the intangible asset during its development; otherwise, they are expensed as incurred. Costs associated with maintaining computer software programs are recognized as an expense as incurred. Internally generated software development costs recognized as intangible assets are carried at cost less any accumulated amortization on a straight- line basis over 3 years after they are completed.  These assets are subject to an impairment test as described below.

Business combinations

IFRS 3, Business Combinations (“IFRS 3”), requires business combinations to be accounted using the acquisition method. Under this method, the cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value and the amount of any non-controlling interest in the acquiree.

When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation based on the facts and circumstances at the acquisition date. Business acquisition costs incurred are expensed and included in transaction costs. Measurement period adjustments are adjustments that arise from additional information obtained during the “measurement period” (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date. The excess of (i) the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the (ii) fair value of the net identifiable assets acquired is recorded as goodwill.

Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any. For the purposes of impairment testing, goodwill is allocated to each CGU or a group of CGUs that is expected to benefit from the synergies of the combination.

A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is indication that the unit may be impaired. If the recoverable amount of the CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in the consolidated statements of loss and comprehensive loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

On disposal of the relevant CGU, the attributable amount of goodwill is included in the determination of the profit or loss on disposal. Determining whether goodwill is impaired requires an estimation of the higher of fair value less costs of disposal and value in use of the CGUs to which goodwill has been allocated. The value in use calculation requires management to estimate the future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value.

Capital stock

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity. The proceeds from the issuance of units (shares and warrants) are bifurcated between capital stock and warrants, with the value of the warrants determined using the Black-Scholes option pricing model.

Financial instruments

Financial assets

Recognition and initial measurement

The Company recognizes financial assets when it becomes party to the contractual provisions of the instrument. Financial assets are measured initially at their fair value plus, in the case of financial assets not subsequently measured at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to their acquisition. Transaction costs attributable to the acquisition of financial assets subsequently measured at fair value through profit or loss are expensed in the consolidated statements of loss and comprehensive loss when incurred.

Classification and subsequent measurement

On initial recognition, financial assets are classified as subsequently measured at amortized cost, fair value through other comprehensive income (“FVOCI”) or FVTPL. The Company determines the classification of its financial assets, together with any embedded derivatives, based on the business model for managing the financial assets and their contractual cash flow characteristics.

Financial assets are classified as follows:

●	Amortized cost - Assets that are held for collection of contractual cash flows where those cash flows are solely payments of principal and interest are measured at amortized cost. Interest revenue is calculated using the effective interest method and gains or losses arising from impairment, foreign exchange and derecognition are recognized in the consolidated statements of loss and comprehensive loss. Financial assets measured at amortized cost are comprised of trade receivables.
●	FVOCI – Assets that are held for collection of contractual cash flows and for selling the financial assets, and for which the contractual cash flows are solely payments of principal and interest, are measured at FVOCI. Interest income calculated using the effective interest method and gains or losses arising from impairment and foreign exchange are recognized in the consolidated statements of loss and comprehensive loss. All other changes in the carrying amount of the financial assets are recognized in other comprehensive income. Upon derecognition, the cumulative gain or loss previously recognized in other comprehensive income is reclassified to net loss. The Company does not hold any financial assets measured at FVOCI.
●	Mandatorily FVTPL– Assets that do not meet the criteria to be measured at amortized cost or fair value through other comprehensive income are measured at fair value through profit or loss. All interest income and changes in the financial assets’ carrying amount are recognized in profit or loss. Financial assets mandatorily measured at FVTPL are comprised of cash and cash equivalents.
●	Designated at FVTPL – On initial recognition, the Company may irrevocably designate a financial asset to be measured at FVTPL in order to eliminate or significantly reduce an accounting mismatch that would otherwise arise from measuring assets or liabilities, or recognizing the gains and losses on them, on different bases. All interest income and changes in the financial assets’ carrying amount are recognized in the consolidated statements of loss and comprehensive loss. The Company does not hold any financial assets designated to be measured at FVTPL.

Business model assessment

The Company assesses the objective of its business model for holding a financial asset at a level of aggregation that best reflects the way the business is managed and information is provided to management. Information considered in this assessment includes stated policies and objectives.

Contractual cash flow assessment

The cash flows of financial assets are assessed as to whether they are solely payments of principal and interest on the basis of their contractual terms. For this purpose, “principal” is defined as the fair value of the financial asset on initial recognition. “Interest” is defined as consideration for the time value of money, the credit risk associated with the principal amount outstanding, and other basic lending risks and costs. In performing this assessment, the Company considers factors that would alter the timing and amount of cash flows such as prepayment and extension features, terms that might limit the Company’s claim to cash flows, and any features that modify consideration for the time value of money. The Company measures all equity investments at fair value. Changes in fair value are recorded in the consolidated statements of loss and comprehensive loss. The Company does not hold any equity investments.

Impairment of financial assets

The Company recognizes a loss allowance for the expected credit losses associated with its financial assets, other than financial assets measured at FVTPL. Expected credit losses are measured to reflect a probability-weighted amount, the time value of money, and reasonable and supportable information regarding past events, current conditions and forecasts of future economic conditions.

The Company applies the simplified approach for trade receivables. Using the simplified approach, the Company records a loss allowance equal to the expected credit losses resulting from all possible default events over the assets’ contractual lifetime.

The Company assesses whether a financial asset is credit-impaired at the reporting date. Regular indicators that a financial instrument is credit-impaired include significant financial difficulties as evidenced through borrowing patterns or observed balances in other accounts and breaches of borrowing contracts such as default events or breaches of borrowing covenants. For financial assets assessed as credit-impaired at the reporting date, the Company continues to recognize a loss allowance equal to lifetime expected credit losses. For financial assets measured at amortized cost, loss allowances for expected credit losses are presented in the consolidated statements of financial position sheet as a deduction from the gross carrying amount of the financial asset. Financial assets are written off when the Company has no reasonable expectations of recovering all or any portion thereof.

Financial liabilities

Recognition and initial measurement

The Company recognizes a financial liability when it becomes party to the contractual provisions of the instrument. At initial recognition, the Company measures financial liabilities at their fair value plus transaction costs that are directly attributable to their issuance, with the exception of financial liabilities subsequently measured at FVTPL for which transaction costs are immediately recorded in the consolidated statements of loss and comprehensive loss.

Where an instrument contains both a liability and equity component, these components are recognized separately based on the substance of the instrument, with the liability component measured initially at fair value and the equity component assigned the

Classification and subsequent measurement

Subsequent to initial recognition, all financial liabilities are measured at amortized cost using the effective interest rate method. Interest, gains and losses relating to a financial liability are recognized in profit or loss.

IFRS 9 contains three classification categories for financial assets: measured at amortized cost, FVOCI and FVTPL. The classification for each class of the Company’s financial assets and financial liabilities is as follows:

Financial assets and liabilities	IFRS 9 Classification
Cash and restricted cash	Amortized cost
Trade and other receivables	Amortized cost
Trade and other payables	Amortized cost
Long-term debt	Amortized cost
Share-based payment liability	FVTPL
Derivative warrant liability	FVTPL

Compound financial instruments

Convertible notes issued with warrants are evaluated as to whether any embedded derivatives need to be separated from the host instrument. In accordance with IAS 32.31 for compound financial instruments, because equity instruments are defined as contracts evidencing a residual interest in the assets of an entity after deducting all of its liabilities, the warrants are assigned the residual amount of the consideration after deducting the fair value of the liability components and are subsequently carried at historical cost. The liability components represent the host debt and the embedded conversion feature.

The embedded derivative conversion option is separated from its host contract on the basis of its stated terms and initially measured at fair value using the Black-Scholes model, with the host debt contract being the residual amount after separation. Subsequently, the loan payable component is measured at amortized cost using the effective interest method over the term of the loan. The loan component is accreted to the face value by recording accretion expense. The values of the conversion feature are re-measured at each reporting date until settlement, with changes in the fair value recorded in the consolidated statements of loss and comprehensive loss.

Unit issuances comprising one common share and one-half or one warrant share are segregated between the capital stock and warrant value components at the date of issue. The fair value of the capital stock component is calculated using the share price at the date of the issuance. The fair value of the warrants is calculated using the Black-Scholes pricing model. Amounts allocated to each component are allocated using the relative fair value basis.

Leases

In accordance with IFRS 16, Leases (“IFRS 16”), at inception of a contract, the Company assesses whether the contract is or contains a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, based on the initial amount of the lease liability. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use asset is periodically adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right- of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Impairment of property and equipment, definite-life intangible assets and goodwill

For purposes of assessing impairment under IFRS, assets are grouped in CGUs, the lowest levels for which the group of assets can generate largely independent cash inflows. The Company has six CGUs, which consist of VIQ Australia, VIQ US, VIQ Media, VIQ UK, Dataworx and VIQ Solutions Inc., and the CGUs with goodwill or indefinite-lived intangible assets are tested for impairment at least annually. All other long-lived assets and finite life intangible assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s or CGU’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs to sell or value-in-use. To determine the value in use, management estimates expected future cash flows from the CGU and determines a suitable pre-tax discount rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures is directly linked to the Company’s latest approved budget, adjusted as necessary to exclude the effects of future reorganizations and asset enhancements.

Discount rates have been determined for each of the CGUs and reflect their respective risk profile as assessed by management. Impairment losses for the CGUs reduce first the carrying amount of any goodwill allocated to that CGU, with any remaining impairment loss charged pro rata to the other assets in the CGU.

With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment charge is reversed if the asset’s recoverable amount exceeds its carrying amount only to the extent that the new carrying amount does not exceed the carrying value of the asset had it not originally been impaired.

Property and equipment and definite life intangibles are tested for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. For the purpose of measuring recoverable values, assets are grouped at the lowest levels for which there are separately identifiable cash flows, which are its CGUs. The recoverable value is the higher of an asset’s fair value less costs of disposal and value in use (being the present value of the expected future cash flows of the relevant asset or CGU). In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risk specific to the asset. An impairment loss is recognized for the value by which the asset’s carrying value exceeds its recoverable value.

Revenue recognition

Revenue represents the amount of consideration the Company expects to receive for the delivery of products and services in its contracts with customers, net of discounts and sales taxes. The Company reports revenue mainly under eight revenue categories, being, Technology services, Software license, Support and maintenance, Software as a service (“SaaS”), Subscription, Professional services, and Hardware and other.

Revenue is recognized upon transfer of control of products or services to customers at an amount that reflects the transaction price the Company expects to receive in exchange for the products or services. The Company’s contracts with customers may include the delivery of multiple products and services, which are generally capable of being distinct and accounted for as separate performance obligations. The accounting for a contract or contracts with a customer that contain multiple performance obligations requires the Company to allocate the contract or contracts’ transaction price to the identified distinct performance obligations.

Technology services revenue consists of fees charged for recurring services provided to our customers. Technology service revenue is recognized when the service is delivered to the customer. The Company has select customers where a flat rate is charged and revenue is recognized over time.

Software license revenue is composed of non-recurring license fees charged for the use of the Company’s software products generally licensed under perpetual arrangements and to a lesser extent sale of third-party license software. The Company sells on- premises software licenses on a perpetual basis. On-premises software licenses are bundled with software maintenance and support services for a term. The license component and maintenance and support components are each allocated revenue using their relative estimated SSP. Revenue from the license of distinct software is recognized at the time that both the right to use the software has commenced and the software has been made available to the customer.

Support and maintenance and other recurring revenue primarily consist of fees charged for customer support on the Company’s software products post-delivery. Certain of the Company’s contracts with customers contain provisions that require the customer to agree to first-year support and maintenance in order to maintain the active right to use a perpetual license. Support and maintenance and other recurring revenue primarily consists of fees charged for customer support on software products post- delivery.

Revenue from SaaS arrangements, which allows customers to use hosted software over a term without taking possession of the software, is provided on a subscription basis. Revenue from the SaaS arrangement, which includes the hosted software and maintenance and digital transcription services, is recognized ratably over the term of the subscription.

Professional service revenue consists of fees charged for customization, implementation, integration, training and ongoing services associated with the Company’s software products and technology services. Professional services are typically billed on a time and material basis and revenue is recognized over time as the services are performed. For professional services contracts billed on a fixed price basis, revenue is recognized over time based on the proportion of services performed. Hardware revenue includes the resale of third-party hardware that forms part of the overall customer solutions. Hardware revenue is recognized when the goods are shipped.

Cost of sales

Cost of sales for the technology segment includes the cost of finished goods inventory, costs related to shipping and handling and expenses relating to software support services. Cost of sales for the technology services segment includes production wages and other associated costs.

Income taxes

The income tax provision comprises current and deferred tax. Income tax is recognized in the consolidated statements of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case the income tax is also recognized directly in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted, or substantively enacted, at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred tax is determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period and are expected to apply when the asset is realized or liability is settled. Deferred tax assets are recognized for deductible temporary differences, unused tax losses and other income tax deductions to the extent that it is probable the Company will have taxable income against which those deductible temporary differences, unused tax losses and other income tax deductions can be utilized. The extent to which deductible temporary differences, unused tax losses and other income tax deductions are expected to be realized is reassessed at the end of each reporting period.

In a business combination, temporary differences arise as a result of differences in the fair values of identifiable assets and liabilities acquired and their respective tax bases. Deferred tax assets and liabilities are recognized for the tax effects of these differences. Deferred tax assets and liabilities are not recognized for temporary differences arising from goodwill or from the initial recognition of assets and liabilities acquired in a transaction other than a business combination that do not affect either accounting or taxable income or loss.

Net loss per common share

Basic net loss per common share is calculated by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per common share is calculated by dividing the applicable net loss by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the period. The dilutive effect of outstanding stock options and warrants on earnings per share is calculated by determining the proceeds for the exercise of such securities which are then assumed to be used to purchase common shares of the Company.

Stock-based compensation

The Company has a stock option plan, a Deferred Share Units (“DSU”) plan, a Performance Share Units (“PSU”) plan and a Restricted Share Units (“RSU”) plan, with units under such plans awarded to certain employees and directors.

The fair value of the stock options granted that represent equity awards are measured using the Black-Scholes option pricing model. For stock options, the model considers each tranche with graded vesting features as a separate share option grant. Forfeitures for the stock options are estimated on the grant date and revised if the actual forfeitures differ from previous estimates. This fair value is recognized as share-based compensation expense over the vesting periods, with a related credit to contributed surplus. The contributed surplus balance is reduced as options are exercised through a credit to share capital. The consideration paid by option holders is credited to share capital when the options are exercised.

The fair value of PSUs and RSUs granted that represent equity awards are measured at the value of the common shares.   This fair value is recognized as share-based compensation expense over the vesting periods, with a related credit to contributed surplus. The contributed surplus balance is reduced as PSUs and RSUs are exercised through a credit to share capital.

Eligible executives and directors may elect to receive RSUs equivalent in value of common shares of the Company in lieu of certain cash payments. Share-based compensation expense is recorded in the year of receipt of the RSUs and changes in the fair value of outstanding RSUs, including deemed dividend equivalents, are recorded as an expense in the period that they occur with a corresponding increase to the liability.

Eligible directors and officers may be granted awards of DSUs, PSUs and RSUs equivalent in value of the Shares of the Company.   DSUs, PSUs and RSUs vest after three to five years and are settled in equity or cash at the end of the restriction period or in the case of DSUs when the executive is no longer employed with the Company.

The holders of the DSUs will only be able to redeem the DSUs in shares upon cessation of their service with the Company; therefore, the Company records DSUs as equity. Grants of DSUs are recorded at fair value in selling and administrative expense at the time of grant. The quoted market price of the underlying shares on the grant date is considered to be equivalent to fair value for the DSUs. The charge to equity for DSUs is not updated to fair value at each subsequent reporting period. Upon settlement, the amount recognized in contributed surplus for the award is reclassified to share capital, with any premium or discount applied to deficit.

Government assistance

The Company recognizes government grants when there is reasonable assurance that the grant will be received, and any conditions associated with the grant have been met. Grants that compensate the Company for expenses incurred are recognized in the consolidated statements of loss and comprehensive loss as a reduction of the related expenses in the period in which they are earned, provided the conditions for receiving the grant are met in that period.

Research and development credits

Investment tax credits are accrued when qualifying expenditures are incurred and there is reasonable assurance that the credits will be realized. Investment tax credits earned with respect to current expenditures for qualified research and development activities are included in the consolidated statements of loss and comprehensive loss as a reduction of expenses. Investment tax credits associated with capital expenditures are reflected as reductions in the carrying amounts of capital assets.

Comprehensive loss

Comprehensive loss consists of net loss and other comprehensive income (loss). Other comprehensive income (loss) represents changes in shareholders’ equity and includes foreign exchange gains and losses on the translation of the financial statements of the Company’s foreign operations into its presentation currency and is presented as accumulated other comprehensive income (loss) on the consolidated statements of financial position. The Company’s net loss per share presented on the consolidated statements of loss and comprehensive loss is based upon its net loss and not its comprehensive loss.

(ii) Standards and interpretations issued and effective

IAS 37, Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”)

Amendments to IAS 37 were issued in May 2020, and are effective for annual periods beginning on or after January 1, 2022, with earlier application permitted. The amendments address identifying onerous contracts and specify the cost of fulfilling a contract, which includes all costs directly related to the contract. These include incremental direct costs and allocations of other costs that relate directly to fulfilling the contract. The Company has concluded that there is no impact of adopting these amendments on its consolidated financial statements.

IFRS 3, Business Combinations (“IFRS 3”)

Amendments to IFRS 3 were issued in May 2020, and are effective for annual periods beginning on or after January 1, 2022, with earlier application permitted. The amendments update references within IFRS 3 to the 2018 Conceptual Framework and require that the principles in IAS 37 be used to identify liabilities and contingent assets arising from business combination. The Company has concluded there is no impact of adopting these amendments on its consolidated financial statements.

The following new and amended standards did not have a significant impact on the Company’s consolidated financial statements.

●	COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16).
●	Annual Improvements to IFRS Standards 2018–2020.
●	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16).

(iii) Standards and interpretations issued but not yet effective

Deferred Tax related assets and liabilities arising from a Single Transaction (Amendments to IAS 12)

The amendments narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences – e.g. leases and decommissioning liabilities. The amendments apply for annual reporting periods beginning on or after January 1, 2023. For leases and decommissioning liabilities, the associated deferred tax asset and liabilities will need to be recognized from the beginning of the earliest comparative period presented, with any cumulative effect recognized as an adjustment to retained earnings or other components of equity at that date. For all other transactions, the amendments apply to transactions that occur after the beginning of the earliest period presented. The amendments are effective for annual periods beginning on or after January 1, 2023. Earlier adoption is permitted. The Company is currently assessing the impact of this new amendment.

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

In February 2021, the IASB issued Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2). The amendments provide guidance to help entities disclose their material (previously “significant”) accounting policies. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted. The Company is currently assessing the impact of these amendments.

Definition of Accounting Estimates (Amendments to IAS 8)

In February 2021, the IASB issued Definition of Accounting Estimates (Amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors). The amendments define accounting estimates and clarify the distinction between changes in accounting estimates and changes in accounting policies. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted. The Company is currently assessing the impact of these amendments.

Other standards

The following new and amended standards are not expected to have a significant impact on the Company’s consolidated financial statements.

●	Reference to Conceptual Framework (Amendments to IFRS 3).
●	Classification of Liabilities as Current or Non-current (Amendments to IAS 1).
●	IFRS 17, Insurance Contracts and amendments to IFRS 17, Insurance Contracts.